Inventories	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories
6.	Inventories
Inventories, net consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Products	6,553,372	5,628,201
Others	26,815	28,979

Inventories	6,580,187	5,657,180
Inventory write-down	(935,474)	(625,111)

Total	5,644,713	5,032,069